RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Option item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Number of cultivation and processing facilities entered for sale and lease back | item	2
Purchase price of sale and lease back transaction	$ 28,107
Gain on sale of assets	2,173	$ 8
Lease liability	25,331	177,633
Right-of-use assets - operating, net	25,339	137,368	$ 88,721
ROU asset, work allowance	750
Proceeds from financing transaction, net of financing costs	27,599	$ 27,600	$ 148,646
Maximum construction financing allowance	$ 14,187
Initial term of the agreement	15 years
Number of options to renew | Option	2
Renewal term	5 years
Percentage of initial payments on purchase price	10.00%
Percentage of increase in payments annually after first year	3.00%
Transactions for sale-leaseback treatment, gain or loss was recognized	$ 0
Land
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Assets divested	3,728
Buildings and improvement
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Assets divested	$ 22,206